Estimated Future Amortization Expense of Licensed Computer Software, Software Development Costs and Acquisition Technology Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Licensed computer software
Finite-Lived Intangible Assets And Liabilities [Line Items]
2015	$ 41,956
2016	31,960
2017	21,326
2018	11,017
2019	6,097
Software development costs
Finite-Lived Intangible Assets And Liabilities [Line Items]
2015	25,334
2016	18,919
2017	13,770
2018	7,689
2019	1,568
Acquisition technology intangibles
Finite-Lived Intangible Assets And Liabilities [Line Items]
2015	16,670
2016	15,202
2017	13,718
2018	11,243
2019	$ 11,243